Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Depreciation expense		$ 801	$ 853	$ 965
Impairment losses on assets sold with a buy-back commitment		259
Acquisition of property, plant and equipment		126	118
Property, plant and equipment, losses	$ 163	163
Writedowns of buyback commitments		162
Agriculture
Property, Plant and Equipment [Line Items]
Property, plant and equipment, losses	111
Construction
Property, Plant and Equipment [Line Items]
Property, plant and equipment, losses	45
Writedowns of buyback commitments	282
Commercial and Specialty Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, losses	$ 7
Property, Plant and Equipment, Excluding Assets Sold Under a Buy-Back Commitment
Property, Plant and Equipment [Line Items]
Depreciation expense		524	548	587
Assets sold with buy-back commitment
Property, Plant and Equipment [Line Items]
Impairment losses on assets sold with a buy-back commitment		$ 144	$ 86	$ 76